Related-party transactions (Details 2) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade payables	$ (1,597)	$ (2,866)
Other payables	(1,234)	(828)
SACME [member]
IfrsStatementLineItems [Line Items]
Other receivables - noncurrent	3	9
Other payables	(105)	118
EDELCOSSA [member]
IfrsStatementLineItems [Line Items]
Trade payables	(624)	(638)
AndinaPLC [member]
IfrsStatementLineItems [Line Items]
Other payables	$ (1,129)	$ (710)